Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,882,551.82
Total Fee Amount	1,226.68
Total Offset Amount	0.00
Net Fee	$ 1,226.68
Offering Table N/A
Offset Table N/A	N/A